SCHEDULE OF RECONCILIATIONS OF LIABILITIES FROM FINANCING ACTIVITIES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2024 USD ($)
Reconciliations Of Liabilities Arising From Financing Activities
amount due to an ultimate beneficial shareholder	$ 4,466,533